MARKETABLE SECURITIES (Tables)	12 Months Ended
Dec. 31, 2016
Marketable Securities [Abstract]
Marketable Debt Securities	Marketable securities – current consist of the following:
	December 31
(in US$ thousands)	2015	2016
Equity securities	$4	$3